23.Share-based payments	12 Months Ended
Dec. 31, 2018
Share-based Payments
Share-based payments

23.Share-based payments

The Company has two share-based payment plans offered to its management personnel: the Stock option plan and the Restricted share plan. Both plans stimulate and promote the alignment of the Company’s goals with management and employees, and mitigate risks for the Company resulting from the loss of executives, strengthening the productivity and commitment of these executives to long-term results.

23.1.   Stock option plan - GLAI

The beneficiaries of the Company’s stock option plan are allowed to purchase shares at the price agreed on the grant date after three years from the grant date, provided that they maintain their employment relationship up to the end of this period.

The stock options vest 20% as from the first year, an additional 30% as from the second year, and the remaining 50% as from the third year. All stock options may also be exercised within 10 years after the grant date. For stock options granted, the expected volatility of the options is based on the historical volatility of 252 working days of the Company’s shares traded on the B3.

Year of grant	Date of approval	Total options granted	Number of options outstanding	Exercise price of the option (in Reais)	Fair value at grant date (in Reais)	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2010 (a)	02/02/2010	2,774,640	759,092	20.65	16.81	77.95%	2.73%	8.65%	1.0
2011	12/20/2010	2,722,444	523,446	27.83	16.07 (b)	44.55%	0.47%	10.25%	1.9
2012	10/19/2012	778,912	214,342	12.81	5.32 (c)	52.25%	2.26%	9.00%	3.7
2013	05/13/2013	802,296	220,414	12.76	6.54 (d)	46.91%	2.00%	7.50%	4.3
2014	08/12/2014	653,130	197,661	11.31	7.98 (e)	52.66%	3.27%	11.00%	5.6
2015	08/11/2015	1,930,844	623,043	9.35	3.37 (f)	55.57%	5.06%	13.25%	6.6
2016	06/30/2016	5,742,732	4,012,625	2.62	1.24 (g)	98.20%	6.59%	14.25%	7.5
2017	08/08/2017	947,767	690,960	8.44	7.91 (h)	80.62%	1.17%	11.25%	8.6
2018	05/24/2018	718,764	578,929	20.18	12.68 (i)	55.58%	0.60%	6.50%	9.4
Total		17,071,529	7,820,512	9.19					6.38

(a)   In April 2010, an additional grant of 101,894 shares referring to the 2010 plan was approved.

(b)   The fair value is calculated by the average value from R$16.92, R$16.11 and R$15.17 for the respective periods of vesting (2011, 2012 and 2013).

(c)   The fair value is calculated by the average value from R$6.04, R$5.35 and R$4.56 for the respective periods of vesting (2012, 2013 and 2014).

(d)   The fair value is calculated by the average value from R$7.34, R$6.58 and R$5.71 for the respective periods of vesting (2013, 2014 and 2015).

(e)   The fair value is calculated by the average value from R$8.20, R$7.89 and R$7.85 for the respective periods of vesting (2014, 2015 and 2016).

(f)    The fair value is calculated by the average value from R$3.61, R$3.30 and R$3.19 for the respective periods of vesting (2015, 2016 and 2017).

(g)   On July 27, 2016, an additional grant of 900,000 shares referring to the 2016 plan was approved. The fair value was calculated by the average value from R$1.29, R$1.21 and R$1.22 for the respective periods of vesting (2017, 2018 and 2019).

(h)   The fair value is calculated by the average value from R$8.12, R$7.88 and R$7.72 for the respective periods of vesting (2017, 2018 and 2019).

(i)    The fair value is calculated by the average value from R$13.26, R$12.67 and R$12.11 for the respective periods of vesting (2018, 2019 and 2020).

The price of the Company’s shares traded on B3 as of December 31, 2018 was R$25.10 (R$14.60 as of December 31, 2017).

The movement of the stock options outstanding for the year ended December 31, 2018 is as follows:

	Number of stock options	Weighted average exercise price
Options outstanding as of December 31, 2017	9,040,293	8.63
Options granted	718,764	20.18
Options canceled and adjustments in estimated prescribed rights	225,597	11.35
Options exercised	(2,164,142)	9.25
Options outstanding as of December 31, 2018	7,820,512	9.19

Number of options exercisable as of:
December 31, 2017	7,307,151	9.59
December 31, 2018	7,065,174	8.01

23.2.   Restricted share plan - GLAI

The Company’s restricted share plan was approved at the Extraordinary Shareholders’ Meeting of October 19, 2012, and the first grants were approved at the Board of Directors’ Meeting of November 13, 2012.

Year of grant	Date of approval	Total shares granted	Total vested shares	Average fair value at grant date
2016	06/30/2016	4,007,081	3,079,315	2.62
2017	08/08/2017	1,538,213	1,166,151	8.44
2018	05/24/2018	773,463	620,275	20.18
Total		6,318,757	4,865,741

The movement in the restricted shares for the year ended December 31, 2018 is as follows:

Total restricted shares
Restricted shares outstanding as of December 31, 2017	5,297,191
Restricted shares granted	773,463
Restricted shares cancelled and adjustments in estimated expired rights	(117,315)
Restricted shares transferred (*)	(1,087,598)
Restricted shares outstanding as of December 31, 2018	4,865,741

(*) In the year ended December 31, 2018, the Company transferred 1,012,222 shares through equity instruments (treasury shares) and 75,376 shares through cash. The restricted shares transferred totaled R$20,600.

23.3.   Stock option plan – Smiles Fidelidade

The beneficiaries of the Company’s stock option plan are allowed to purchase shares at the price agreed on the grant date after three years from the grant date, provided that they maintain their employment relationship up to the end of this period.

The stock options vest 20% as from the first year, an additional 30% as from the second year, and the remaining 50% as from the third year. All stock options may also be exercised within 10 years after the grant date. For stock options granted, the expected volatility of the options is based on the historical volatility of 252 working days of the Company’s shares traded on the B3.

Year of grant	Date of approval	Total options granted	Number of options outstanding	Exercise price of the option (in Reais)	Average fair value at grant date	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2013	08/08/2013	1,058,043	54,003	21.70	4.25 (a)	36.35%	6.96%	7.40%	4.5
2014	02/04/2014	1,150,000	48,050	31.28	4.90 (b)	33.25%	10.67%	9.90%	5.0
2018	07/31/2018	1,300,000	975,000	52.67	8.93 (c)	41.28%	9.90%	6.39%	9.5
Total		3,508,043	1,077,053

(a)  Average fair value in Brazilian reais calculated for the stock options was R$4.84 and R$4.20 for the vesting periods in 2013 and 2014, and R$3.73 for the vesting periods in 2015 and 2016.

(b)  Average fair value in Brazilian reais calculated for the stock options was R$4.35, R$4.63, R$4.90, R$5.15 and R$5.37 for the respective vesting periods from 2014 to 2018.

(c)  Average fair value in Brazilian reais calculated for the 2018 stock options was R$8.17, R$8.63, R$9.14, and R$9.77 for the respective vesting periods from 2019 to 2022.

The price of Smiles’ shares traded on B3 as of December 31, 2018 was R$43.77 (R$75.90 as of December 31, 2017).

The movement of the stock options outstanding for the year ended December 31, 2018 is as follows:

	Number of stock Options	Weighted average exercise price
Options outstanding as of December 31, 2017	253,053	29.24
Options granted	1,300,000	52.67
Adjustments in estimated prescribed rights	(325,000)	52.67
Options exercised	(151,000)	11.72
Options outstanding as of December 31, 2018	1,077,053	50.17

Management and employees are granted additional bonuses settled in cash referenced to Smiles Fidelidade shares in order to strengthen their commitment to results and productivity. As of December 31, 2018, the balance of this obligation totaled R$6,899 recorded under “Salaries”, referenced to 111,272 equivalent shares of Smiles Fidelidade. In the year ended December 31, 2018, Smiles Fidelidade recorded under “Salaries” the amount of R$7,450 (R$6,332 as of December 31, 2017) related to these bonuses, recognized in profit or loss for the year.

In the year ended December 31, 2018, the Company recorded in equity share-based payments in the amount of R$17,790 attributable to controlling shareholders and R$782 to non-controlling interests from Smiles (R$11,956 attributable to controlling shareholders and R$192 attributable to non-controlling interests from Smiles as of December 31, 2017) for the above-mentioned plans, with a corresponding entry in profit or loss under “Salaries”. The total amount of the share based payments reserve as of December 31, 2018 was R$117,413 (R$119,308 as of December 31, 2017).